Cash flow information - Non cash investing and financing activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flow information
Acquisition of rightofuse properties by leasing (Note 12)	¥ 38,646	¥ 46,479	¥ 225,638
Recognition of redemption liability to acquire noncontrolling interests (Note 35)		44,105	188,080
Total	¥ 38,646	¥ 90,584	¥ 413,718